Average Annual Total Returns - First Trust Small Cap Value AlphaDEX Fund	First Trust Small Cap Value AlphaDEX Fund 1 Year	First Trust Small Cap Value AlphaDEX Fund 5 Years	First Trust Small Cap Value AlphaDEX Fund Since Inception	First Trust Small Cap Value AlphaDEX Fund Inception Date	First Trust Small Cap Value AlphaDEX Fund After tax on distributions 1 Year	First Trust Small Cap Value AlphaDEX Fund After tax on distributions 5 Years	First Trust Small Cap Value AlphaDEX Fund After tax on distributions Since Inception	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 700 Small Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 700 Small Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 700 Small Cap Value Index(TM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.00%	10.39%	9.01%	Apr. 19, 2011	9.45%	9.77%	8.52%	5.85%	7.92%	7.10%	10.92%	[1]	[1]	[1]	10.33%	[1]	[1]	[1]	2.53%	10.31%	10.35%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.